DISCONTINUED OPERATIONS (Narrative) (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Nov. 10, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued operations [Line Items]
Receivables resulting from disposals	[1]		¥ 14,000	¥ 14,000
Jinghan Group [Member]
Discontinued operations [Line Items]
Cash consideration				500,000
Cash payment received		¥ 18,195
Total consideration		¥ 500,000
Receivables resulting from disposals				122,822
Income on sale of discontinued operation, net of income tax	[2]			343,912
Payables arising from disposal of subsidiaries				25,959
Bad debt provision			¥ 96,863	¥ 96,863

[1]	In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group's core businesses. On December 2, 2011, the Company sold Xi’an Dragon Continuation School, Shandong North Resource Information Technology Co., Ltd. and Jinan Prosperous Resource Technology Co., Ltd., Guangzhou Modern Olympic Training School, and Tianjin Yimatong Technology Development Co., Ltd. to Beijing Tongshengle Investment Co., Ltd., ("Tongshengle") for cash consideration of RMB 35,000, and RMB 21,000 of which has been received by December 31, 2012. A bad debt allowance of RMB 200 was provided in 2012. In 2015, the Group provided an additional allowance of RMB 5,300 by reducing the net receivables, after netting of payable balance, from Tongshengle to zero after assessing the collectability.
[2]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.